Debt	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Debt	Debt
2021 Convertible Promissory Notes
In March 2021, pursuant to a note purchase agreement, Sonder issued the Convertible Notes to certain investors for an aggregate principal amount of $165.0 million. The net proceeds from the issuance of the Convertible Notes were approximately $162.4 million after deducting issuance costs of $2.6 million.
The Convertible Notes are subordinated obligations of Sonder, and interest is payable annually at a rate of 1.00% per annum. The Convertible Notes were scheduled to mature on March 12, 2022, unless converted in accordance with the conversion terms prior to such date. The Convertible Notes are convertible either automatically, at the option of holders, or at the option of Sonder upon the occurrence of certain specified events.
Automatic Conversion
The Convertible Notes will convert automatically upon the occurrence of the following events:
•Qualified Financing Conversion: If Sonder receives aggregate gross proceeds of at least $50.0 million in the next round of preferred stock financing on or prior to the maturity date (Qualified Financing), the outstanding principal and accrued and unpaid interest of the Convertible Notes shall be automatically converted at the closing of such financing into shares of the preferred stock issued in such financing.
•Qualified IPO Conversion: If Sonder closes an initial public offering with gross proceeds not less than $50.0 million on or prior to the maturity date (Qualified IPO), the outstanding principal and accrued and unpaid interest of the Convertible Notes shall be automatically converted into Sonder’s common shares.
•Qualified Public Transaction Conversion – Qualified SPAC: If the closing of an acquisition transaction with a publicly listed special purpose acquisition company or its subsidiary with not less than $200.0 million in available cash in its escrow or trust account occurs on or prior to the maturity date (Qualified SPAC), the outstanding principal and accrued and unpaid interest of the Convertible Notes shall be automatically converted into Sonder’s common stock.
The conversion rate for each of the above scenarios is the following:
•Qualified Financing Conversion: the lesser of (i) $2.3 billion divided by the number of outstanding shares of Sonder’s common stock on a fully diluted basis immediately prior to the closing of the next round preferred stock financing, and (ii) 87.5% of the lowest price per share paid by the investors purchasing the preferred stock issued in such financing in cash (Financing Conversion Price).
•Qualified IPO Conversion: the lesser of (i) $2.3 billion divided by the number of outstanding shares of Sonder’s common stock on a fully diluted basis, and (ii) 87.5% of the price to the public in the Qualified IPO.
•Qualified Public Transaction Conversion – Qualified SPAC: the lesser of (i) $2.3 billion divided by the number of outstanding shares of Sonder’s common stock on a fully diluted basis, and (ii) 87.5% of the amount obtained by dividing the enterprise value of Sonder by the number of outstanding shares of Sonder’s common stock on a fully diluted basis.
Conversion at the Option of the Holder
If, on or prior to the maturity date, Sonder’s next round of preferred stock financing is not a Qualified Financing, at the investors’ election, all or any portion of the outstanding principal and accrued and unpaid interest of the Convertible Notes may be converted into the preferred shares issued in such financing at the Financing Conversion Price.
Conversion at the Option of Sonder
At Sonder’s election, the outstanding principal and accrued and unpaid interest of the Convertible Notes may be converted on the maturity date into shares of Sonder’s then most senior series of preferred stock at a conversion price equal to $12.38.
Events of Default and Change in Control
The Convertible Notes will become due upon the occurrence of an event of default. In addition, upon the occurrence of a change in control, the holder will have the option to demand payment of the Convertible Notes or convert the outstanding principal amount of the Convertible Notes and accrued and unpaid interest into shares of Sonder’s most senior series of preferred stock at a price per share equal to the lesser of (i) $2.3 billion divided by the number of outstanding shares of Sonder’s common stock on a fully diluted basis, and (ii) 87.5% of the amount obtained by dividing the enterprise value by the number of outstanding shares of Sonder’s common stock on a fully diluted basis.
Recognition
As the Convertible Notes contain a share-settled redemption feature in the case of a Qualified Financing Conversion, Qualified IPO Conversion, Qualified SPAC Conversion, Non-Qualified Financing Conversion, or in the occurrence of a change in control, Sonder identified this feature as an embedded derivative that requires bifurcation from the host instrument (Share-settled Redemption Feature).
The Convertible Notes were separated into debt and the Share-settled Redemption Feature components and assigned a fair value. The value assigned to the debt component was the estimated fair value as of the issuance date of similar debt without the Share-settled Redemption Feature. The difference between the cash proceeds and this estimated fair value represents the value which has been assigned to the Share-settled Redemption Feature and recorded as a debt discount. The debt discount is being amortized using the effective interest method over the period from the date of issuance through the maturity date.
The following table outlines the amounts related to the amortization of discount and issuance costs, effective interest rate, and contractually stated interest expense for the Convertible Notes (in millions except for effective interest rate):

Year Ended December 31, 2021
Amortization of discount and issuance costs	$37.1
Effective Interest Rate	35.83%
Contractually Stated Interest Expense	$1.3
The initial debt component of the Convertible Notes was valued at $119.8 million, based on the contractual cash flows discounted at an appropriate market rate for non-convertible debt at the date of issuance, net of issuance costs. The fair value of the Share-settled Redemption Feature was initially valued at $45.2 million and is carried at fair value and marked-to-market under derivative accounting. Debt discount is amortized over the term of the debt. Issuance costs were recorded as a debt discount in the balance sheets and is amortized over the term of the debt. As of December 31, 2021, the fair value of the Share-settled Redemption Feature was $30.3 million. The change in fair value of the Share-settled Redemption Feature is recognized as a component of other income (expense), net, on the statements of operations and comprehensive loss.
Refer to Note 18. Subsequent events for the repayment of the Promissory Note following the Business Combination.
Term Loans
2018 Loan and Security Agreement
In December 2018, Sonder entered into a loan and security agreement (the 2018 Loan and Security Agreement) with certain venture lenders that provided aggregate borrowing capacity of $50.0 million, which was divided into three different parts, each subject to certain terms and conditions. Multiple promissory notes can be issued under each part and under various advance options up to the aggregate commitment amount. Outstanding balances may be repaid prior to maturity subject to an applicable prepayment premium.
The 2018 Loan and Security Agreement provides for a lien on substantially all of the assets of Sonder and certain of its subsidiaries. The 2018 Loan and Security Agreement is subordinated in right of payment and with respect to lien priority to Sonder’s 2020 Credit Facility (described below). The 2018 Loan and Security Agreement contains customary affirmative and negative covenants, such as those governing financial statement reporting requirements and maintenance of insurance, incurring additional indebtedness, granting of liens, merging or consolidating with other companies or selling its assets, paying dividends, making redemptions and repurchases of stock, making investments, loans and acquisitions, changing the nature of its business or engaging in transactions with affiliates.
In December 2018, Sonder executed a $25.0 million promissory note (the 2018 Promissory Note) under part 1 of the 2018 Loan and Security Agreement. The interest rate on the 2018 Promissory Note is the prime rate (as defined in the 2018 Loan and Security Agreement) plus 5.75% per annum, computed daily and payable on the applicable interest payment date. The prime rate is subject to a floor of 4.75%. The term loan under the 2018 Promissory Note includes an end of term payment for an amount equal to 5.25% of the principal amount. Final repayment is due on June 30, 2022. A facility fee of $0.3 million was due on the closing date of the 2018 Promissory Note. The $25.0 million was fully drawn as of December 31, 2019.
In December 2019, Sonder amended the 2018 Loan and Security Agreement to increase the aggregate borrowing capacity to $65.0 million (with an additional $10.0 million of loan commitments available at the discretion of the lenders), which is divided into five parts each subject to certain terms and conditions.
In March 2020, Sonder executed multiple promissory notes (the 2020 Promissory Notes) under part 2 and part 3 of the 2018 Loan and Security Agreement for an aggregate amount of $25.0 million. The interest rate on the 2020 Promissory Notes is the prime rate plus 5.75% per annum, computed daily and payable on the applicable interest payment date. The prime rate is subject to floor of 4.50%. The term loans under the 2020 Promissory Notes include an end of term payment for an amount equal to 4.75% of the principal amount. Final repayment is due on March 31, 2024. The $25.0 million was fully drawn under the term loan as of December 31, 2020.
The 2018 Loan and Security Agreement includes customary events of default, including, among other things, payment defaults, covenant defaults, breach of representations and warranties, cross-defaults to other material debt, bankruptcy and insolvency events of default, judgment defaults, change of control defaults and a material adverse change default. Upon the occurrence of an event of default under the 2018 Loan and Security Agreement, the lenders have the right to terminate their commitments to provide additional loans, declare all borrowings outstanding, together with accrued and unpaid interest and fees, to be immediately due and payable, increase the applicable interest rates by 5%, and exercise rights and remedies, including by way of initiating foreclosure proceedings against the collateral securing the obligations under the agreement.
As of December 31, 2021, the total long-term debt on the consolidated balance sheet was $10.7 million, consisting of $11.3 million of unpaid principal balance, net of the $0.6 million of deferred loan issuance costs. As of December 31, 2020, the total long-term debt on the consolidated balance sheet was $25.0 million, consisting of $26.2 million of unpaid principal balance, net of the $1.2 million of deferred loan issuance costs. Unused commitments under the 2018 Loan and Security Agreement as of December 31, 2021 and 2020 were $25.0 million and $15.0 million, respectively. Interest expense of the term loans totaled $4.9 million and $5.2 million for the years ended December 31, 2021 and 2020, respectively and was recorded in interest expense, net on the consolidated statements of operations and comprehensive loss. Future minimum principal repayments on the loans under the 2018 Loan and Security Agreement are $13.1 million, $9.0 million and $2.4 million for the years ending December 31, 2022, 2023 and 2024, respectively.
Credit Facility
2020 Credit Facility
In February 2020, Sonder entered into a revolving credit agreement (the 2020 Credit Facility) that provides an aggregate revolving capacity of $50.0 million, which may be borrowed as revolving loans or used for the issuance of letters of credit. Loans under the 2020 Credit Facility may be Base Rate Loans or Eurodollar Rate Loans, plus a margin of 2.00% per annum. The 2020 Credit Facility includes (i) a letter of credit fee for each letter of credit equal to 1.50% per annum times amount available to be drawn under such letter of credit and (ii) a non-use fee equal to 0.25% times the actual daily amount by which the aggregate commitments provided by facility exceed the sum of the outstanding amount of loans and letters of credit. All outstanding loan balances are due on February 21, 2023, the maturity date for the credit facility. Outstanding balances may be repaid prior to maturity without penalty.
The extensions of credit under the 2020 Credit Facility are guaranteed by certain of Sonder’s subsidiaries and secured on a senior basis by a lien on substantially all of Sonder’s and certain of its subsidiaries’ assets. The 2020 Credit Facility contains customary affirmative covenants, such as financial statement reporting requirements and maintenance of insurance, as well as customary negative covenants, such as restrictions on Sonder’s ability to incur debt and liens, make investments, dispose of assets, pay dividends and repurchase stock, enter into transactions with affiliates and undergo fundamental changes such as dissolution or disposal of assets except so long as no default exists. The 2020 Credit Facility, as amended, provides for a minimum EBITDA covenant and a covenant to maintain liquidity at least equal to the amount outstanding under the 2020 Credit Facility; provided that if liquidity is less than the amount outstanding plus $25.0 million, Sonder must provide cash collateral equal to 105% of the amount outstanding.
The 2020 Credit Facility also includes customary events of default, including, among other things, payment defaults, covenant defaults, breach of representations and warranties, cross-defaults to other material debt, bankruptcy and insolvency events of default, judgment defaults and change of control defaults. Upon the occurrence of an event of default under the 2020 Credit Facility, the lender has the right to terminate its commitments to provide additional loans, declare all borrowings outstanding, together with accrued and unpaid interest and fees, to be immediately due and payable, increase the applicable interest rates by 2%, and exercise rights and remedies, including by way of initiating foreclosure proceedings against the collateral securing the obligations under the agreement.
As of December 31, 2021, Sonder was in compliance with all financial covenants and there were no borrowings of loans outstanding on the 2020 Credit Facility, and outstanding letters of credit under the 2020 Credit Facility totaled $23.7 million.
2020 Québec Credit Facility
In December 2020, a Canadian subsidiary of Sonder entered into an agreement (the 2020 Québec Credit Facility) with Investissement Québec, a Quebecois public investment entity, that provides a loan facility of CAD $25.0 million and an additional loan of CAD $5.0 million referred to as a conditional-refund financial contribution (the CRFC), which Sonder is not obligated to repay if it satisfies certain milestones relating to the Project (as defined below). The 2020 Québec Credit Facility provides an incentive for expanding Sonder’s operations in Canada (the “Project”), including establishing Sonder’s Canadian head office and increasing Sonder’s payroll there starting January 1, 2021. The disbursements of the loan and CRFC are based on a percentage of the increase in the accrued and paid gross payroll. The loan and the CRFC will bear interest at a fixed rate of 6% per year for a period of 10 years starting from the first date of the loan disbursement. The amount of principal and accrued and capitalized interest on the CRFC that Sonder must repay can be reduced up to $5.0 million if Sonder achieves certain milestones, including job creation and preservation and cumulative gross payroll milestones. In the event that Sonder does not complete the Project, the outstanding loan and CRFC and related interest become immediately due. An assessment fee of CAD $0.3 million was paid upon acceptance of the credit facility.
The 2020 Québec Credit Facility is secured by a lien on substantially all of the subsidiary’s assets and is guaranteed by Sonder. The 2020 Québec Credit Facility contains customary affirmative covenants, such as maintenance requirement of the subsidiary’s operations in Québec, maintenance and creation of jobs in Québec, and financial statement reporting requirements, as well as customary negative covenants, such as declaring dividends, voluntary dissolution or liquidation and relocating a substantial portion of its assets outside of Québec without prior written approval. As of December 31, 2021, the Canadian subsidiary of Sonder was in compliance with all covenants, and there were no borrowings or CRFC outstanding on the 2020 Québec Credit Facility.
Restricted Cash
Throughout 2021 and 2020, Sonder entered into multiple cash collateral agreements in connection with the issuance of letters of credit and corporate credit cards programs. As of December 31, 2021 and 2020, Sonder had $0.2 million and $1.6 million, respectively, of cash collateral which was considered to be restricted cash.